Earnings (Loss) Per Share Attributable to Navistar International Corporation (Tables)	24 Months Ended
Oct. 31, 2012
Calculation of Basic and Diluted Earnings (Loss) Per Share

The following table shows the information used in the calculation of our basic and diluted earnings (loss) per share for both continuing operations and net income (loss) attributable to Navistar International Corporation, which includes the results from discontinued operations as of October 31:

	Income (loss) from Continuing Operations			Net income (loss)
(in millions, except per share data)	2012	2011	2010	2012	2011	2010
Numerator:
Amounts attributable to Navistar International Corporation common stockholders	$(2,939)	$1,797	$271	$(3,010)	$1,723	$223
Denominator:
Weighted average shares outstanding:
Basic	69.1	72.8	71.7	69.1	72.8	71.7
Effect of dilutive securities	—	3.3	1.5	—	3.3	1.5

Diluted	69.1	76.1	73.2	69.1	76.1	73.2

Earnings (loss) per share attributable to Navistar International Corporation:
Basic	$(42.53)	$24.68	$3.78	$(43.56)	$23.66	$3.11
Diluted	(42.53)	23.61	3.70	(43.56)	22.64	3.05